Right-of-Use Assets, Net - Schedule of Lease Expense (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Finance lease cost
Interest on lease liabilities (per ASC 842)	$ 3,325	$ 4,275	$ 5,113	$ 13,362
Operating lease cost
Operating lease expense (per ASC 842)	292,546	376,168	294,819	235,134
Short-term lease expense (other than ASC 842)	345,517	444,281	369,766	254,178
Total lease expense	$ 641,388	$ 824,724	$ 669,698	$ 502,674
Weighted average discount rate	5.27%	5.27%	5.37%	5.27%
Weighted average remaining lease term	1 year 18 days	1 year 18 days	10 months 17 days	11 months 15 days